RIGHT-OF-USE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2025	Feb. 28, 2025
Right-of-use Assets
SCHEDULE OF LEASE EXPENSE

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense for the years.

	Six Months Ended August 31,
	2025	2024
	$’000	$’000

Operating lease expense (per ASC 842)	471	104

Total lease expense	471	104

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense for the years.

	Financial Years Ended
	February 28, 2025	February 29, 2024
	$’000	$’000

Operating lease expense (per ASC 842)	519	494

Total lease expense	519	494

SCHEDULE OF MINIMUM LEASE PAYMENTS

The below table summarizes our (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three period ending August 31:

Financial Periods ending August 31,	Operating lease amount
$’000

2026	179
2027	737
Less: interest	(12)

Present value of lease liabilities	904

Representing:-
Current liabilities	173
Non-current liabilities	731

904

The below table summarizes our (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three years ending February 28:

Financial Years ending February 28,	Operating lease amount
$’000

2026	355
2027	577
Less: interest	(18)

Present value of lease liabilities	914

Representing:-
Current liabilities	343
Non-current liabilities	571

914